Basic and diluted Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (Loss) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
NET LOSS PER SHARE
Net loss (numerator) basic loss per share, basic	$ (2,021,070)	$ (907,229)	$ (13,305,999)	$ (1,501,521)	$ (4,361,165)	$ (2,543,390)
Net loss (numerator) effect of dilutive securities-common stock options
Net loss (numerator) diluted loss per share, diluted	$ (2,021,070)	$ (907,229)	$ (13,305,999)	$ (1,501,521)	$ (4,361,165)	$ (2,543,390)
Shares (denominator) basic loss per shares , basic	62,953,471	33,229,093	56,684,609	33,229,093	9,488,227	9,488,227
Shares (denominator) effect of dilutive securities-common stock options
Shares (denominator) diluted loss per shares, diluted	62,953,471	33,229,093	56,684,609	33,229,093	9,488,227	9,488,227
Per share amount basic loss per share, basic	$ (0.03)	$ (0.03)	$ (0.23)	$ (0.05)	$ (0.46)	$ (0.27)
Per share amount effect of dilutive securities-common stock options
Per share amount diluted loss per share, diluted	$ (0.03)	$ (0.03)	$ (0.23)	$ (0.05)	$ (0.46)	$ (0.27)